FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:   / /           (a)

                     or fiscal year ending:  12/31/02(b)


Is this a transition report? (Y/N) __N__


Is this an amendment to a previous filing? (Y/N) __N__


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.   A.    Registrant Name:      Schwab Trust, Schwab Strategic Ten Trust (and
                                 Subsequent Series).

     B.    File Number:          811-08293

     C.    Telephone Number:     (415) 667-5400


2.   A.    Street:               101 Montgomery Street

     B.    City:  San Francisco  C. State: CA  D. Zip Code: 94104  Zip Ext:

     E.    Foreign Country:                    Foreign Postal Code:


3.   Is this the first filing on this form by Registrant? (Y/N)_N_______________

4.   Is this the last filing on this form by Registrant? (Y/N)_N________________

5.   Is Registrant a small business investment company (SBIC)? (Y/N)_N__________

     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)_Y_______________________

     [If answer is "Y" Yes) complete only items 111 through 132.]

7.   A. Is Registrant a series or multiple portfolio company? (Y/N)_____________

        [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?____________

For period ending:    12/31/02                 ---------------------------------
                    ------------                If filing more than one
File number 811 -      08293                     Page 47, "X" box:        |_|
                    ------------               ---------------------------------

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name:_____________________________________________________

     B. [/] File Number (If any):_________________

     C. [/] City:_________ State:_________ Zip Code:_____ Zip Ext:______________

        [/] Foreign Country:______________ Foreign Postal Code:_________________

111. A. [/] Depositor Name:_____________________________________________________

     B. [/] File Number (If any):_________________

     C. [/] City:_________ State:_________ Zip Code:_____ Zip Ext:______________

        [/] Foreign Country:______________ Foreign Postal Code:_________________

112. A. [/] Sponsor Name: ______________________________

     B. [/] File Number (If any):________________

     C. [/] City:_________ State:_________ Zip Code:_____ Zip Ext:______________

        [/] Foreign Country:______________ Foreign Postal Code:_________________

112. A. [/] Sponsor Name:

     B. [/] File Number (If any):________________

     C. [/] City:_________ State:_________ Zip Code:_____ Zip Ext:______________

        [/] Foreign Country:______________ Foreign Postal Code:_________________






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



For period ending:    12/31/02                 ---------------------------------
                    ------------                If filing more than one
File number 811 -      08293                     Page 47, "X" box:        |_|
                    ------------               ---------------------------------

113. A. [/] Trustee Name:________________________________________

     B. [/] City:__________ State:__________ Zip Code:______ Zip Ext.:__________

        [/] Foreign Country:__________________ Foreign Postal Code:_____________

113. A. [/] Trustee Name:

     B. [/] City:__________ State:__________ Zip Code:______ Zip Ext.:__________

        [/] Foreign Country:__________________ Foreign Postal Code:_____________

114. A. [/] Principal Underwriter Name: Charles Schwab & Co., Inc.

     B. [/] File Number: 8-_________________

     C. [/] City: San Francisco  State: CA  Zip Code: 94104  Zip Ext.:

        [/] Foreign Country:__________________ Foreign Postal Code:_____________

114. A. [/] Principal Underwriter Name:

     B. [/] File Number: 8-_________________

     B. [/] City:__________ State:__________ Zip Code:______ Zip Ext.:__________

        [/] Foreign Country:__________________ Foreign Postal Code:_____________

115. A. [/] Independent Public Accountant Name:_________________________________

     B. [/] City:__________ State:__________ Zip Code:______ Zip Ext.:__________

        [/] Foreign Country:__________________ Foreign Postal Code:_____________

115. A. [/] Independent Public Accountant Name:_________________________________

     B. [/] City:__________ State:__________ Zip Code:______ Zip Ext.:__________

        [/] Foreign Country:__________________ Foreign Postal Code:_____________




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



For period ending:    12/31/02                 ---------------------------------
                    ------------                If filing more than one
File number 811 -      08293                     Page 47, "X" box:        |_|
                    ------------               ---------------------------------

116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies?(Y/N)____ ___
                                                                             Y/N
     B. [/] Identify the family in 10 letters:_ _ _ _ _ _ _ _ _ _
            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company?(Y/N)__ ___
                                                                             Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts?(Y/N)________________________________ ___
                                                                             Y/N

     C. [/] Scheduled premium variable life contracts?(Y/N)_________________ ___
                                                                             Y/N

     D. [/] Flexible premium variable life contracts?(Y/N)__________________ ___
                                                                             Y/N

     E. [/] Other types of insurance products registered under the Securities Act of 1933?(Y/N)_______________________________________________ ___
                                                                             Y/N

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 ____________ _3_

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period _____ _3_

120 [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)__________________________________$ 29,330_

121. [/] State the number of series for which a current prospectus was in existence at the end of the period_________________________________ _3_

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period__________________________________________ ___



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


For period ending:    12/31/02                 ---------------------------------
                    ------------                If filing more than one
File number 811 -      08293                     Page 47, "X" box:        |_|
                    ------------               ---------------------------------

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted) $_____________________________________$______

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $___________________________$______

125. [/] State the total amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)__________________________________$_347__

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)_$_0__

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                               Number of              Total Assets             Total Income
                                                                Series                   ($000's               Distributions
                                                               Investing                omitted)             ($000's omitted)
                                                              -----------              ----------            ----------------
A.  U.S. Treasury direct issue                                                         $                        $
                              --------------------------      ----------------          ---------------          -------------
B.  U.S. Government agency                                                             $                        $
                          ------------------------------      ----------------          ---------------          -------------
C.  State and municipal tax-free                                                       $                        $
                                ------------------------      ----------------          ---------------          -------------
D.  Public utility debt                                                                $                        $
                       ---------------------------------      ----------------          ---------------          -------------
E.  Brokers or dealers debt or debt of brokers' or
    dealers' parent                                                                    $                        $
                   -------------------------------------      ----------------          ---------------          -------------
F.  All other corporate intermed. & long-term
    debt                                                                               $                        $
        ------------------------------------------------      ----------------          ---------------          -------------
G.  All other corporate short-term debt                                                $                        $
                                       -----------------      ----------------          ---------------          -------------
H.  Equity securities of brokers or dealers or
    parents of brokers or dealers                                                      $                        $
                                 -----------------------      ----------------          ---------------          -------------
I.  Investment company equity securities                                               $                        $
                                        ----------------      ----------------          ---------------          -------------
J.  All other equity securities                                          3             $        29,330          $          483
                               ---------------                -----------------         ---------------          -------------
K.  Other securities                                                                   $                        $
                    ------------------------------------      ----------------          ---------------          -------------
L.  Total assets of all series of registrant                             3             $        29,330          $          483
                                            ------------      ----------------          ---------------          -------------



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



For period ending:    12/31/02                 ---------------------------------
                    ------------                If filing more than one
File number 811 -      08293                     Page 47, "X" box:        |_|
                    ------------               ---------------------------------

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?
         (Y/N) ___________________  ________
                                         Y/N

         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) ____________________________________ ____
                                                                      Y/N
         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) ___________________________ _____
                                                                      Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) ________________________$ 13
                                                                   ----

132. [/] List the "811" (Investment Company of Act of 1940) registration number for all Series of Registrant that are being included in this filing:


811-08293          811-               811-               811-               811-
    ------------       ------------       ------------       ------------       ------------
811-               811-               811-               811-               811-
    ------------       ------------       ------------       ------------       ------------
811-               811-               811-               811-               811-
    ------------       ------------       ------------       ------------       ------------
811-               811-               811-               811-               811-
    ------------       ------------       ------------       ------------       ------------
811-               811-               811-               811-               811-
    ------------       ------------       ------------       ------------       ------------
811-               811-               811-               811-               811-
    ------------       ------------       ------------       ------------       ------------
811-               811-               811-               811-               811-
    ------------       ------------       ------------       ------------       ------------
811-               811-               811-               811-               811-
    ------------       ------------       ------------       ------------       ------------
811-               811-               811-               811-               811-
    ------------       ------------       ------------       ------------       ------------




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




Dated:  February 28, 2003
        San Francisco, California


        CHARLES SCHWAB & CO., INC.

                                       By:  /s/ JIM WHITE
                                            -------------------------------
                                               Name:   Jim White
                                               Title:  Senior Vice President of
                                                       Fixed Income, Trading and
                                                       Operations




        ATTEST:
        By:      /s/ TODD FOLLE
                 --------------------------------
                    Name:   Todd Folle
                    Title:  Director